BORROWING ARRANGEMENTS - Refinancing related costs (Detail 2) $ in Thousands		1 Months Ended		12 Months Ended
		Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) HUD	Dec. 31, 2014 USD ($) HUD	Dec. 31, 2013 USD ($) HUD
Financing Activities and Borrowing Arrangements [Line Items]
Write off of deferred financing cost and unamortized premiums due to refinancing	[1],[2],[3]			$ (7,134)	$ 1,180	$ (11,278)
Prepayment and other costs associated with refinancing	[4]			35,971	1,861	166
Total debt extinguishment costs (gain)				28,837	3,041	(11,112)
2020 Notes
Financing Activities and Borrowing Arrangements [Line Items]
Write off of deferred financing cost and unamortized premiums due to refinancing				4,200
Prepayment and other costs associated with refinancing				7,500
2022 Notes
Financing Activities and Borrowing Arrangements [Line Items]
Write off of deferred financing cost and unamortized premiums due to refinancing				1,900
Prepayment and other costs associated with refinancing				19,400
HUD Mortgage
Financing Activities and Borrowing Arrangements [Line Items]
Write off of deferred financing cost and unamortized premiums due to refinancing		$ 1,500	$ 9,700	2,100		11,300
Prepayment and other costs associated with refinancing				9,100	1,900	$ 200
Gain from write-off of unamortized premium on the HUD loans				$ 13,200	$ 3,500
Number of HUD loans paid off | HUD				24	5	11
Number of HUD facilities | HUD						11
2012 Credit Facility
Financing Activities and Borrowing Arrangements [Line Items]
Write off of deferred financing cost and unamortized premiums due to refinancing					$ 2,600
Term Loan Facility 2013
Financing Activities and Borrowing Arrangements [Line Items]
Write off of deferred financing cost and unamortized premiums due to refinancing					$ 2,000

[1]	In 2013, we recorded an $11.3 million interest refinancing gain associated with the write-off of the unamortized premium for debt assumed on 11 HUD mortgage loans that we paid off in May 2013.
[2]	In 2014, we recorded: (a) $2.6 million write-off of deferred financing costs associated with the termination of the 2012 Credit Facilities, (b) $2.0 million write-off of deferred financing costs associated with the termination of our 2013 Term Loan Facility offset by (c) $3.5 million gain related to the early extinguishment of debt from the write off of unamortized premium on the HUD debt paid off in September and December 2014.
[3]	In 2015, we recorded: (a) $4.2 million of write-offs of unamortized deferred financing costs and discount associated with the early redemption of our 2020 Notes, (b) $1.9 million in net write-offs associated with unamortized deferred financing costs and original issuance premiums/discounts associated with the early redemption of our 2022 Notes, offset by (c) $13.2 million gain related to the early extinguishment of debt from the write off of unamortized premium on the HUD debt paid off in March, April and December 2015.
[4]	In 2015, we made: (a) $7.5 million of prepayment penalties associated with the early redemption of our 2020 Notes, (b) $19.4 million of prepayment penalties associated with the early redemption of our 2022 Notes and (c) $9.1 million of prepayment penalties associated with 24 HUD mortgage loans that we paid off in March, April and December 2015. In 2014, we made prepayment penalties of $1.9 million associated with five HUD mortgage loans that we paid off in September and October 2014. In 2013, we made prepayment penalties of $0.2 million associated with 11 HUD mortgage loans that we paid off in May 2013.